Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

17   Leases

(a)	Amounts recognized in the consolidated balance sheet

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Right‑of‑use assets (Note 12)
- Properties	120,941	144,001

Lease liabilities (Note 27)
- Non current	48,115	97,473
- Current	86,104	57,417
	134,219	154,890

Additions to the right-of-use assets during the years ended December 31, 2020 and 2021 were RMB38,646,000 and RMB118,030,000 respectively.

The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on December 31, 2020 and 2021 was 4.84%.

(b)	Amounts recognized in the consolidated statement of profit or loss

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Depreciation charge of right‑of‑use assets	86,688	97,924	88,974
Interest expenses (included in finance cost)	10,785	7,736	5,803
	97,473	105,660	94,777

17   Leases (Continued)

(b)Amounts recognized in the consolidated statement of profit or loss (Continued)

The total cash outflow for leases in 2019, 2020 and 2021 were RMB76,895,000, RMB101,807,000 and RMB97,551,000, respectively.

Expenses recognized in relation to short-term leases for the years ended December 31, 2019, 2020 and 2021 amounted to RMB947,000, RMB810,000, and RMB1,412,000, respectively.